Annual Total Returns (Bar Chart) (Invesco V.I. Small Cap Equity Fund, Series I shares, Invesco V.I. Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Small Cap Equity Fund | Series I shares, Invesco V.I. Small Cap Equity Fund
Annual Total Returns
'04	9.41%
'05	8.11%
'06	17.44%
'07	5.19%
'08	(31.31%)
'09	21.29%
'10	28.54%